UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07658)

Exact name of registrant as specified in charter: Putnam Managed High Yield Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2006

Date of reporting period: February 28, 2006

Item 1. Schedule of Investments:

Putnam Managed High Yield Trust

The fund's portfolio
2/28/06 (Unaudited)

CORPORATE BONDS AND NOTES (91.3%)(a)

		Principal amount	Value

Advertising and Marketing Services (0.6%)
Affinion Group, Inc. 144A company guaranty 10 1/8s, 2013		$320,000	$308,800
Lamar Media Corp. company guaranty 7 1/4s, 2013		100,000	103,125
			411,925

Aerospace and Defense (2.7%)
Aero Invest 1 SA 144A company guaranty FRN 10.635s, 2015 (Luxembourg) (PIK)	EUR	285,294	348,176
Argo-Tech Corp. sr. notes 9 1/4s, 2011		125,000	132,500
BE Aerospace, Inc. sr. notes 8 1/2s, 2010		240,000	258,000
Decrane Aircraft Holdings Co. company guaranty zero %, 2008 (acquired 7/23/04, cost $115,034)
(RES)		351,000	231,660
DRS Technologies, Inc. company guaranty 6 5/8s, 2016		85,000	85,425
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		45,000	45,113
L-3 Communications Corp. company guaranty 6 1/8s, 2013		325,000	320,125
L-3 Communications Corp. sr. sub. notes Class B, 6 3/8s, 2015		165,000	164,588
TD Funding Corp. company guaranty 8 3/8s, 2011		210,000	219,450
			1,805,037

Automotive (4.8%)
ArvinMeritor, Inc. notes 8 3/4s, 2012		70,000	68,600
Dana Corp. notes 5.85s, 2015		50,000	30,625
Ford Motor Co. notes 7.45s, 2031		255,000	181,050
Ford Motor Credit Corp. bonds 7 3/8s, 2011		270,000	243,487
Ford Motor Credit Corp. notes 7 7/8s, 2010		550,000	508,677
Ford Motor Credit Corp. notes 7 3/8s, 2009		75,000	69,279
General Motors Acceptance Corp. bonds 8s, 2031		425,000	388,126
General Motors Acceptance Corp. notes 7 3/4s, 2010		430,000	405,258
General Motors Acceptance Corp. notes 6 7/8s, 2012		105,000	93,555
General Motors Acceptance Corp. notes 6 3/4s, 2014		230,000	203,191
General Motors Acceptance Corp. notes 5 1/8s, 2008		100,000	91,498
Hertz Corp. 144A sr. notes 8 7/8s, 2014		140,000	146,300
Meritor Automotive, Inc. notes 6.8s, 2009		115,000	112,700
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014		130,000	129,350
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s, 2013		210,000	232,575
TRW Automotive, Inc. sr. notes 9 3/8s, 2013		145,000	157,325
TRW Automotive, Inc. sr. sub. notes 11s, 2013		145,000	162,763
			3,224,359

Basic Materials (9.5%)
AK Steel Corp. company guaranty 7 7/8s, 2009		70,000	68,075
BCP Crystal US Holdings Corp. sr. sub. notes 9 5/8s, 2014		130,000	145,438
Century Aluminum Co. company guaranty 7 1/2s, 2014		60,000	62,400
Chaparral Steel Co. company guaranty 10s, 2013		210,000	232,050
Chesapeake Corp. sr. sub. notes 7s, 2014	EUR	85,000	91,601
Cognis Holding GmbH & Co. 144A sr. notes 9 1/2s, 2014 (Germany)	EUR	210,000	280,257
Compass Minerals International, Inc. sr. disc. notes stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013
(STP)		50,000	44,500
Compass Minerals International, Inc. sr. notes stepped-coupon zero % (12 3/4s, 12/15/07), 2012 (STP)		235,000	218,550
Crystal US Holdings, LLC sr. disc. notes stepped-coupon Ser. A, zero % (10s, 10/1/09), 2014 (STP)		275,000	215,188
Equistar Chemicals, LP/Equistar Funding Corp. company guaranty 10 1/8s, 2008		290,000	311,750
Georgia-Pacific Corp. debs. 9 1/2s, 2011		120,000	131,100
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011 (Canada)		175,000	192,281
Graphic Packaging International Corp sr. notes 8 1/2s, 2011		15,000	15,075
Hercules, Inc. company guaranty 6 3/4s, 2029		140,000	137,200
Huntsman, LLC company guaranty 11 5/8s, 2010		78,000	88,920
Huntsman, LLC company guaranty 11 1/2s, 2012		40,000	45,700
Ineos Group Holdings PLC 144A bonds 7 7/8s, 2016 (United Kingdom)	EUR	115,000	136,886
Innophos, Inc. 144A sr. sub. notes 8 7/8s, 2014		325,000	334,750
Ispat Inland ULC sec. notes 9 3/4s, 2014		230,000	261,625
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		18,000	17,595
Jefferson Smurfit Corp. company guaranty 7 1/2s, 2013		15,000	14,025
JSG Holding PLC 144A sr. notes 11 1/2s, 2015 (Ireland) (PIK)	EUR	107,810	130,384
Lyondell Chemical Co. company guaranty 10 1/2s, 2013		130,000	145,275
Lyondell Chemical Co. company guaranty 9 1/2s, 2008		59,000	61,655
Lyondell Chemical Co. notes Ser. A, 9 5/8s, 2007		35,000	36,225
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		245,000	256,638
MDP Acquisitions PLC sr. notes Ser. EUR, 10 1/8s, 2012 (Ireland)	EUR	5,000	6,518
Metals USA, Inc. 144A sec. notes 11 1/8s, 2015		120,000	129,000
Nalco Co. sr. sub. notes 9s, 2013	EUR	65,000	84,460
Nalco Co. sr. sub. notes 8 7/8s, 2013		190,000	199,025
Nell AF S.a.r.l. 144A sr. notes 8 3/8s, 2015 (Luxembourg)		180,000	180,900
NewPage Corp. sec. notes 10s, 2012		275,000	287,375
Norske Skog Canada, Ltd. sr. notes 7 3/8s, 2014 (Canada)		110,000	101,200
Novelis, Inc. 144A sr. notes 7 3/4s, 2015		460,000	446,200
PCI Chemicals Canada sec. sr. notes 10s, 2008 (Canada)		20,925	21,919
PQ Corp. 144A company guaranty 7 1/2s, 2013		200,000	192,000
Rockwood Specialties Group, Inc. company guaranty 7 5/8s, 2014	EUR	235,000	290,789
Smurfit Capital Funding PLC debs. 7 1/2s, 2025 (Ireland)		25,000	23,000
Steel Dynamics, Inc. company guaranty 9 1/2s, 2009		110,000	115,225
Sterling Chemicals, Inc. sec. notes 10s, 2007 (PIK)		27,275	25,979
Stone Container Corp. sr. notes 9 3/4s, 2011		70,000	72,013
Stone Container Corp. sr. notes 8 3/8s, 2012		140,000	137,200
Stone Container Finance company guaranty 7 3/8s, 2014 (Canada)		215,000	199,413
Ucar Finance, Inc. company guaranty 10 1/4s, 2012		90,000	95,850
United States Steel Corp. sr. notes 9 3/4s, 2010		114,000	123,690
Wheeling-Pittsburgh Steel Corp. sr. notes 6s, 2010 (PIK)		7,790	6,193
Wheeling-Pittsburgh Steel Corp. sr. notes 5s, 2011 (PIK)		14,328	11,391

		6,424,483

Beverage (0.1%)
Constellation Brands, Inc. company guaranty Ser. B, 8s, 2008	45,000	46,913
Constellation Brands, Inc. sr. sub. notes Ser. B, 8 1/8s, 2012	45,000	47,306
		94,219

Broadcasting (4.2%)
British Sky Broadcasting PLC company guaranty 6 7/8s, 2009 (United Kingdom)	210,000	218,099
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	520,000	518,005
DirecTV Holdings, LLC sr. notes 8 3/8s, 2013	194,000	208,065
Echostar DBS Corp. company guaranty 6 5/8s, 2014	165,000	160,463
Echostar DBS Corp. sr. notes 6 3/8s, 2011	380,000	371,450
Emmis Communications Corp. sr. notes FRN 10.366s, 2012	32,571	32,571
Granite Broadcasting Corp. sec. notes 9 3/4s, 2010	55,000	49,775
Gray Television, Inc. company guaranty 9 1/4s, 2011	105,000	111,563
LIN Television Corp. company guaranty Ser. B, 6 1/2s, 2013	110,000	104,363
LIN Television Corp. sr. sub. notes 6 1/2s, 2013	125,000	118,594
Paxson Communications Corp. 144A sec. FRN 10.777s, 2013	75,000	72,563
Paxson Communications Corp. 144A sec. FRN 7.777s, 2012	90,000	90,000
Rainbow National Services, LLC 144A sr. notes 8 3/4s, 2012	155,000	167,013
Rainbow National Services, LLC 144A sr. sub. debs. 10 3/8s, 2014	150,000	169,688
Sirius Satellite Radio, Inc. sr. unsecd. notes 9 5/8s, 2013	140,000	137,200
Young Broadcasting, Inc. company guaranty 10s, 2011	301,000	269,019
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014	65,000	54,600
		2,853,031

Building Materials (2.0%)
Associated Materials, Inc. company guaranty 9 3/4s, 2012	180,000	179,100
Building Materials Corp. company guaranty 8s, 2008	60,000	60,900
Goodman Global Holding Co., Inc. sr. notes FRN Ser. B, 7.67s, 2012	45,000	45,788
Goodman Global Holding Co., Inc. sr. sub. notes 7 7/8s, 2012	175,000	171,063
Jacuzzi Brands, Inc. sec. notes 9 5/8s, 2010	75,000	81,000
NTK Holdings, Inc. sr. disc. notes zero %, 2014	200,000	140,000
Owens Corning bonds 7 1/2s, 2018 (In default) (NON)	5,000	3,900
Owens Corning notes 7 1/2s, 2005 (In default) (NON) (DEF)	120,000	92,700
Texas Industries, Inc. sr. unsecd. notes 7 1/4s, 2013	225,000	232,875
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub. notes 8 1/2s, 2014	350,000	349,125
		1,356,451

Cable Television (3.1%)
Adelphia Communications Corp. sr. notes 10 7/8s, 2010 (In default) (NON)	20,000	12,950
Adelphia Communications Corp. sr. notes 10 1/4s, 2011 (In default) (NON)	90,000	62,325
Adelphia Communications Corp. sr. notes 10 1/4s, 2006 (In default) (NON)	5,000	3,175
Adelphia Communications Corp. sr. notes 9 3/8s, 2009 (In default) (NON)	5,000	3,313
Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s, 2007 (In default) (NON)	40,000	25,900
Atlantic Broadband Finance, LLC company guaranty 9 3/8s, 2014	255,000	237,150
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012	195,000	191,588
CCH I Holdings, LLC 144A company guaranty 11 1/8s, 2014	119,000	65,450
CCH I Holdings, LLC 144A company guaranty 10s, 2014	87,000	45,240
CCH I Holdings, LLC 144A company guaranty stepped-coupon zero % (12 1/8s, 1/15/07), 2015 (STP)	35,000	16,100
CCH I Holdings, LLC 144A company guaranty stepped-coupon zero % (11 3/4s, 5/15/06), 2014 (STP)	5,000	2,600
CCH I, LLC 144A secd. notes 11s, 2015	582,000	489,608
CCH II, LLC/CCH II Capital Corp. 144A sr. notes 10 1/4s, 2010	230,000	228,850
Charter Communications Holdings, LLC/Capital Corp. sr. notes 10 1/4s, 2010	180,000	179,550
CSC Holdings, Inc. debs. 7 5/8s, 2018	35,000	34,081
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011	80,000	80,600
CSC Holdings, Inc. 144A sr. notes 7 1/4s, 2012	155,000	149,963
Intelsat Bermuda, Ltd. 144A sr. notes 8 7/8s, 2015 (Bermuda)	160,000	166,000
Intelsat Bermuda, Ltd. 144A sr. notes 8 1/2s, 2013 (Bermuda)	75,000	76,688
		2,071,131

Communication Services (6.7%)
Alamosa Delaware, Inc. company guaranty 12s, 2009	50,000	54,125
Alamosa Delaware, Inc. company guaranty 11s, 2010	60,000	67,067
Alamosa Delaware, Inc. sr. notes 8 1/2s, 2012	35,000	37,800
American Cellular Corp. company guaranty 9 1/2s, 2009	35,000	36,356
American Cellular Corp. sr. notes Ser. B, 10s, 2011	320,000	348,000
American Tower Corp. sr. notes 7 1/2s, 2012	65,000	68,575
American Towers, Inc. company guaranty 7 1/4s, 2011	125,000	131,250
Asia Global Crossing, Ltd. sr. notes 13 3/8s, 2010 (Bermuda) (In default) (NON)	94,910	2,847
Centennial Cellular Operating Co., LLC company guaranty 10 1/8s, 2013	75,000	82,125
Centennial Communications Corp. 144A sr. notes 10s, 2013	105,000	109,200
Centennial Communications Corp. 144A sr. notes FRN 10.25s, 2013	30,000	30,975
Cincinnati Bell Telephone company guaranty 6.3s, 2028	25,000	22,750
Cincinnati Bell, Inc. company guaranty 7s, 2015	60,000	59,925
Cincinnati Bell, Inc. sr. sub. notes 8 3/8s, 2014	20,000	20,200
Cincinnati Bell, Inc. unsub. notes 7 1/4s, 2023	70,000	68,950
Citizens Communications Co. notes 9 1/4s, 2011	185,000	204,888
Citizens Communications Co. sr. notes 6 1/4s, 2013	160,000	157,000
Digicel, Ltd. 144A sr. notes 9 1/4s, 2012 (Jamaica)	120,000	126,000
Dobson Cellular Systems sec. notes 9 7/8s, 2012	120,000	131,100
Dobson Communications Corp. 144A sr. notes FRN 8.85s, 2012	60,000	59,400
Eircom Funding company guaranty Ser. US$, 8 1/4s, 2013 (Ireland)	45,000	48,094
Horizon PCS, Inc. company guaranty 11 3/8s, 2012	30,000	34,500
Inmarsat Finance PLC company guaranty 7 5/8s, 2012 (United Kingdom)	114,000	117,563
Inmarsat Finance PLC company guaranty stepped-coupon zero % (10 3/8s, 10/15/08), 2012 (United
Kingdom) (STP)	175,000	147,438
iPCS, Inc. sr. notes 11 1/2s, 2012	55,000	63,113
IWO Holdings, Inc. sec. FRN 8.35s, 2012	20,000	20,825
Madison River Capital Corp. sr. notes 13 1/4s, 2010	51,000	53,678
Nextel Partners, Inc. sr. notes 8 1/8s, 2011	225,000	238,500
Qwest Communications International, Inc. company guaranty 7 1/2s, 2014	410,000	421,275
Qwest Corp. notes 8 7/8s, 2012	330,000	369,600

Qwest Corp. sr. notes 7 5/8s, 2015		115,000	123,338
Rogers Cantel, Inc. debs. 9 3/4s, 2016 (Canada)		180,000	221,175
Rogers Wireless, Inc. sec. notes 9 5/8s, 2011 (Canada)		40,000	46,400
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)		250,000	253,125
Rural Cellular Corp. sr. notes 9 7/8s, 2010		120,000	128,400
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010		30,000	30,450
Rural Cellular Corp. 144A sr. sub. notes FRN 10.43s, 2012		40,000	41,200
SBA Communications Corp. sr. notes 8 1/2s, 2012		36,000	39,600
SBA Telecommunications, Inc./SBA Communications Corp. sr. disc. notes stepped-coupon zero % (9
3/4s, 12/15/07), 2011 (STP)		36,000	34,110
Syniverse Technologies, Inc. sr. sub. notes Ser. B, 7 3/4s, 2013		130,000	130,325
U S West, Inc. debs. 7 1/4s, 2025		55,000	55,688
Valor Telecommunications Enterprises, LLC/Finance Corp. company guaranty 7 3/4s, 2015		60,000	62,475
			4,499,405

Consumer (0.8%)
Jostens IH Corp. company guaranty 7 5/8s, 2012		245,000	248,675
Samsonite Corp. sr. sub. notes 8 7/8s, 2011		260,000	274,950
			523,625

Consumer Goods (2.3%)
Church & Dwight Co., Inc. company guaranty 6s, 2012		105,000	104,475
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014		120,000	123,600
Playtex Products, Inc. company guaranty 9 3/8s, 2011		190,000	199,025
Playtex Products, Inc. sec. notes 8s, 2011		305,000	325,588
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012		259,000	262,238
Remington Arms Co., Inc. company guaranty 10 1/2s, 2011		125,000	106,250
Scotts Co. (The) sr. sub. notes 6 5/8s, 2013		45,000	45,563
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015		335,000	288,938
Spectrum Brands, Inc. sr. sub. notes 8 1/2s, 2013		80,000	73,000
			1,528,677

Consumer Services (0.8%)
Brand Services, Inc. company guaranty 12s, 2012		235,000	249,100
United Rentals NA, Inc. company guaranty 6 1/2s, 2012		80,000	79,900
United Rentals NA, Inc. sr. sub. notes 7 3/4s, 2013		18,000	18,068
United Rentals NA, Inc. sr. sub. notes 7s, 2014		175,000	169,531
			516,599

Containers (2.2%)
Crown Americas, LLC/Crown Americas Capital Corp. 144A sr. notes 7 5/8s, 2013		255,000	265,838
Crown Cork & Seal Co., Inc. debs. 8s, 2023		65,000	63,375
Owens Brockway Glass Container, Inc company guaranty 6 3/4s, 2014	EUR	100,000	121,952
Owens-Brockway Glass company guaranty 8 1/4s, 2013		180,000	187,650
Owens-Brockway Glass company guaranty 7 3/4s, 2011		40,000	42,000
Owens-Brockway Glass sr. sec. notes 8 3/4s, 2012		155,000	166,625
Owens-Illinois, Inc. debs. 7.8s, 2018		45,000	45,450
Plastipak Holdings, Inc. 144A sr. notes 8 1/2s, 2015		70,000	72,275
Solo Cup Co. sr. sub. notes 8 1/2s, 2014		285,000	253,650
Tekni-Plex, Inc. 144A sec. notes 10 7/8s, 2012		240,000	264,000
			1,482,815

Energy (7.8%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013		270,000	270,675
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012 (Cayman Islands)		70,000	75,425
Chaparral Energy, Inc. 144A sr. notes 8 1/2s, 2015		110,000	116,325
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014 (Canada)		185,000	188,931
Chesapeake Energy Corp. company guaranty 7 3/4s, 2015		45,000	47,813
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013		210,000	223,388
Chesapeake Energy Corp. sr. notes 7s, 2014		60,000	62,250
Compton Petroleum Corp. company guaranty 7 5/8s, 2013 (Canada)		145,000	147,900
Comstock Resources, Inc. sr. notes 6 7/8s, 2012		95,000	95,000
Delta Petroleum Corp. company guaranty 7s, 2015		365,000	352,225
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015		75,000	78,563
Dresser-Rand Group, Inc. 144A sr. sub. notes 7 5/8s, 2014		22,000	22,880
Encore Acquisition Co. sr. sub. notes 6 1/4s, 2014		45,000	44,100
Encore Acquisition Co. sr. sub. notes 6s, 2015		152,000	144,400
EXCO Resources, Inc. company guaranty 7 1/4s, 2011		175,000	178,500
Forest Oil Corp. company guaranty 7 3/4s, 2014		70,000	73,238
Forest Oil Corp. sr. notes 8s, 2011		145,000	158,050
Forest Oil Corp. sr. notes 8s, 2008		35,000	36,619
Hanover Compressor Co. sr. notes 9s, 2014		70,000	76,300
Hanover Compressor Co. sr. notes 8 5/8s, 2010		40,000	42,250
Hanover Compressor Co. sub. notes zero %, 2007		95,000	87,400
Hanover Equipment Trust sec. notes Ser. B, 8 3/4s, 2011		30,000	31,650
Harvest Operations Corp. sr. notes 7 7/8s, 2011 (Canada)		275,000	274,313
Inergy, LP/Inergy Finance Corp. sr. notes 6 7/8s, 2014		340,000	323,850
Inergy, LP/Inergy Finance Corp. 144A sr. notes 8 1/4s, 2016		25,000	25,500
KCS Energy, Inc. sr. notes 7 1/8s, 2012		65,000	65,975
Massey Energy Co. sr. notes 6 5/8s, 2010		260,000	265,850
Newfield Exploration Co. sr. notes 7 5/8s, 2011		130,000	139,425
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014		125,000	129,063
Pacific Energy Partners/Pacific Energy Finance Corp. sr. notes 7 1/8s, 2014		75,000	77,438
Peabody Energy Corp. sr. notes 5 7/8s, 2016		135,000	132,300
Plains Exploration & Production Co. sr. notes 7 1/8s, 2014		95,000	99,038
Plains Exploration & Production Co. sr. sub. notes 8 3/4s, 2012		145,000	155,875
Pogo Producing Co. sr. sub. notes 6 7/8s, 2017		140,000	141,050
Pride International, Inc. sr. notes 7 3/8s, 2014		185,000	197,488
Star Gas Partners, LP/Star Gas Finance Co. sr. notes 10 1/4s, 2013		25,000	25,313
Stone Energy Corp. sr. sub. notes 6 3/4s, 2014		160,000	152,800
Vintage Petroleum, Inc. sr. notes 8 1/4s, 2012		45,000	48,150
Vintage Petroleum, Inc. sr. sub. notes 7 7/8s, 2011		25,000	26,000
Whiting Petroleum Corp. 144A sr. sub. notes 7s, 2014		435,000	436,088
			5,269,398

Entertainment (1.4%)
AMC Entertainment, Inc. sr. sub. notes 9 7/8s, 2012		45,000	42,806
AMC Entertainment, Inc. sr. sub. notes 8s, 2014		22,000	19,168
AMC Entertainment, Inc. 144A company guaranty 11s, 2016		65,000	65,406
Cinemark USA, Inc. sr. sub. notes 9s, 2013		100,000	105,750
Cinemark, Inc. sr. disc. notes stepped-coupon zero % (9 3/4s, 3/15/07), 2014 (STP)		245,000	182,525
Marquee Holdings, Inc. sr. disc. notes stepped-coupon zero % (12s, 8/15/09), 2014 (STP)		170,000	103,913
Six Flags, Inc. sr. notes 8 7/8s, 2010		105,000	106,050
Universal City Florida Holding Co. sr. notes 8 3/8s, 2010		220,000	219,450
Universal City Florida Holding Co. sr. notes FRN 9.43s, 2010		75,000	76,125
			921,193

Financial (1.0%)
Crescent Real Estate Equities, LP notes 7 1/2s, 2007 (R)		55,000	56,100
E*Trade Finance Corp. sr. notes 8s, 2011		175,000	184,188
Finova Group, Inc. notes 7 1/2s, 2009		175,450	57,021
UBS AG/Jersey Branch sr. notes Ser. EMTN, 9.14s, 2008 (Jersey)		85,000	87,550
Western Financial Bank sub. debs. 9 5/8s, 2012		240,000	270,000
			654,859

Food (1.8%)
Archibald Candy Corp. company guaranty 10s, 2007 (In default) (F)(NON)		16,542	864
Dean Foods Co. sr. notes 6 5/8s, 2009		335,000	340,863
Del Monte Corp. company guaranty 6 3/4s, 2015		80,000	80,000
Del Monte Corp. sr. sub. notes 8 5/8s, 2012		205,000	218,325
Doane Pet Care Co. 144A sr. sub. notes 10 5/8s, 2015		265,000	280,238
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s, 2013		285,000	279,300
			1,199,590

Gaming & Lottery (3.7%)
Boyd Gaming Corp. sr. sub. notes 8 3/4s, 2012		160,000	172,000
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012		30,000	31,388
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016		145,000	146,813
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		60,000	59,850
MGM Mirage, Inc. company guaranty 8 1/2s, 2010		125,000	135,469
MGM Mirage, Inc. company guaranty 6s, 2009		175,000	174,125
Mirage Resorts, Inc. debs. 7 1/4s, 2017		40,000	41,700
Park Place Entertainment Corp. sr. notes 7 1/2s, 2009		155,000	164,106
Park Place Entertainment Corp. sr. notes 7s, 2013		115,000	121,692
Park Place Entertainment Corp. sr. sub. notes 7 7/8s, 2010		95,000	101,294
Penn National Gaming, Inc. sr. sub. notes 8 7/8s, 2010		185,000	193,210
Penn National Gaming, Inc. sr. sub. notes 6 3/4s, 2015		50,000	50,250
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s, 2012		130,000	135,200
Resorts International Hotel and Casino, Inc. company guaranty 11 1/2s, 2009		120,000	132,300
Scientific Games Corp. company guaranty 6 1/4s, 2012		130,000	129,188
Station Casinos, Inc. sr. notes 6s, 2012		90,000	90,000
Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016		90,000	91,575
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s, 2015		260,000	259,350
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st mtge. 6 5/8s, 2014		280,000	275,800
			2,505,310

Health Care (6.3%)
Athena Neurosciences Finance, LLC company guaranty 7 1/4s, 2008		270,000	261,900
Community Health Systems, Inc. sr. sub. notes 6 1/2s, 2012		310,000	306,900
DaVita, Inc. company guaranty 7 1/4s, 2015		85,000	86,700
DaVita, Inc. company guaranty 6 5/8s, 2013		225,000	228,375
Fresenius Finance BV 144A 5 1/2s, 2016 (Netherlands)	EUR	45,000	54,020
HCA, Inc. debs. 7.19s, 2015		60,000	62,207
HCA, Inc. notes 8.36s, 2024		60,000	64,828
HCA, Inc. notes 7.69s, 2025		70,000	72,370
HCA, Inc. notes 7s, 2007		10,000	10,179
HCA, Inc. notes 6 3/8s, 2015		55,000	54,914
HCA, Inc. notes 5 3/4s, 2014		55,000	52,591
Healthsouth Corp. notes 7 5/8s, 2012		195,000	214,500
Healthsouth Corp. sr. sub. notes 10 3/4s, 2008		45,000	46,463
Insight Health Services Corp. company guaranty FRB 9.93s, 2011		230,000	212,750
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012		40,000	30,800
MQ Associates, Inc. sr. disc. notes stepped-coupon zero % (12 1/4s, 8/15/08), 2012 (STP)		270,000	59,400
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015		75,000	76,500
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		120,000	118,200
Psychiatric Solutions, Inc. company guaranty 7 3/4s, 2015		270,000	278,775
Select Medical Corp. company guaranty 7 5/8s, 2015		75,000	64,125
Service Corp. International debs. 7 7/8s, 2013		40,000	42,250
Service Corp. International notes 6 1/2s, 2008		20,000	20,200
Service Corp. International notes Ser. *, 7.7s, 2009		50,000	52,500
Service Corp. International 144A sr. notes 7 1/4s, 2017		50,000	51,063
Service Corp. International 144A sr. notes 6 3/4s, 2016		140,000	139,650
Stewart Enterprises, Inc. 144A sr. notes 7 1/4s, 2013		260,000	251,550
Tenet Healthcare Corp. notes 7 3/8s, 2013		175,000	160,563
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014		175,000	178,063
Triad Hospitals, Inc. sr. notes 7s, 2012		130,000	132,600
Triad Hospitals, Inc. sr. sub. notes 7s, 2013		225,000	226,969
Universal Hospital Services, Inc. sr. notes 10 1/8s, 2011 (Canada)		85,000	88,825
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s, 2014		280,000	291,900
Ventas Realty, LP/Capital Corp. company guaranty 9s, 2012 (R)		55,000	62,631
Ventas Realty, LP/Capital Corp. company guaranty 6 3/4s, 2010 (R)		55,000	56,169
Ventas Realty, LP/Capital Corp. sr. notes 6 5/8s, 2014 (R)		40,000	40,500
Ventas Realty, LP/Capital Corp. 144A sr. notes 6 1/2s, 2016 (R)		60,000	60,300
			4,212,230

Homebuilding (1.4%)
Ashton Woods USA, LLC/Ashton Woods Finance Co. 144A sr. sub. notes 9 1/2s, 2015 (R)		75,000	70,500
Beazer Homes USA, Inc. company guaranty 8 5/8s, 2011		70,000	73,325
K. Hovnanian Enterprises, Inc. company guaranty 8 7/8s, 2012		90,000	94,275

K. Hovnanian Enterprises, Inc. sr. notes 6 1/2s, 2014		50,000	47,641
Meritage Homes Corp. company guaranty 6 1/4s, 2015		60,000	54,000
Schuler Homes, Inc. company guaranty 10 1/2s, 2011		70,000	74,813
Standard Pacific Corp. sr. notes 7s, 2015		40,000	36,900
Technical Olympic USA, Inc. company guaranty 10 3/8s, 2012		55,000	55,811
Technical Olympic USA, Inc. sr. sub. notes 7 1/2s, 2015		175,000	148,750
WCI Communities, Inc. company guaranty 9 1/8s, 2012		270,000	273,375
			929,390

Household Furniture and Appliances (0.3%)
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		200,000	209,000

Lodging/Tourism (0.9%)
FelCor Lodging, LP company guaranty 9s, 2008 (R)		55,000	60,775
HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008 (R)		33,000	33,206
Host Marriott, LP company guaranty Ser. G, 9 1/4s, 2007 (R)		60,000	63,000
Host Marriott, LP sr. notes Ser. M, 7s, 2012 (R)		165,000	168,300
MeriStar Hospitality Corp. company guaranty 9 1/8s, 2011 (R)		95,000	110,200
Starwood Hotels & Resorts Worldwide, Inc. company guaranty 7 3/8s, 2007		80,000	81,600
Starwood Hotels & Resorts Worldwide, Inc. debs. 7 3/8s, 2015		95,000	103,075
			620,156

Machinery (1.0%)
Manitowoc Co., Inc. (The) company guaranty 10 1/2s, 2012		91,000	100,328
Manitowoc Co., Inc. (The) company guaranty 10 3/8s, 2011	EUR	25,000	31,814
Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013		290,000	297,975
Terex Corp. company guaranty 9 1/4s, 2011		35,000	37,319
Terex Corp. company guaranty 7 3/8s, 2014		18,000	18,540
Terex Corp. company guaranty Ser. B, 10 3/8s, 2011		190,000	200,688
			686,664

Manufacturing (3.3%)
Amsted Industries, Inc. 144A sr. notes 10 1/4s, 2011		320,000	347,200
Blount, Inc. sr. sub. notes 8 7/8s, 2012		125,000	131,250
Covalence Specialty Materials Corp. 144A sr. sub. notes 10 1/4s, 2016		220,000	227,975
Greenbrier Companies, Inc. company guaranty 8 3/8s, 2015		95,000	99,750
Greenbrier Companies, Inc. 144A sr. notes 8 3/8s, 2015		75,000	78,750
Invensys PLC notes 9 7/8s, 2011 (United Kingdom)		15,000	15,525
Legrand SA debs. 8 1/2s, 2025 (France)		310,000	379,750
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		240,000	214,800
Mueller Group, Inc. sr. sub. notes 10s, 2012		175,000	191,625
Mueller Holdings, Inc. disc. notes stepped-coupon zero % (14 3/4s, 4/15/09), 2014 (STP)		105,000	85,050
Ray Acquisition SCA sr. notes 9 3/8s, 2015 (France)	EUR	210,000	267,740
Siebe PLC 144A sr. unsub. 6 1/2s, 2010 (United Kingdom)		210,000	196,088
			2,235,503

Media (0.5%)
Affinity Group, Inc. sr. sub. notes 9s, 2012		270,000	270,000
Warner Music Group sr. sub. notes 7 3/8s, 2014		100,000	100,250
			370,250

Metal Fabricators (0.5%)
Earle M. Jorgensen Co. sec. notes 9 3/4s, 2012		315,000	341,775

Publishing (4.5%)
American Media, Inc. company guaranty Ser. B, 10 1/4s, 2009		250,000	223,125
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)		382,086	391,638
Cenveo Corp, sr. sub. notes 7 7/8s, 2013		180,000	178,200
Dex Media West, LLC/Dex Media Finance Co. sr. notes Ser. B, 8 1/2s, 2010		155,000	164,300
Dex Media, Inc. disc. notes stepped-coupon zero % (9s, 11/15/08), 2013 (STP)		85,000	71,400
Dex Media, Inc. notes 8s, 2013		65,000	67,275
Houghton Mifflin Co. sr. sub. notes 9 7/8s, 2013		315,000	343,350
Mail-Well I Corp. company guaranty 9 5/8s, 2012		135,000	145,631
PRIMEDIA, Inc. company guaranty 8 7/8s, 2011		130,000	125,125
PRIMEDIA, Inc. sr. notes 8s, 2013		190,000	170,050
R.H. Donnelley Corp. sr. notes 6 7/8s, 2013		65,000	61,100
R.H. Donnelley Corp. 144A sr. disc. notes 6 7/8s, 2013		55,000	51,150
R.H. Donnelley Corp. 144A sr. disc. notes Ser. A-2, 6 7/8s, 2013		110,000	102,300
R.H. Donnelley Corp. 144A sr. notes Ser. A-3, 8 7/8s, 2016		145,000	150,075
Reader's Digest Association, Inc. (The) sr. notes 6 1/2s, 2011		335,000	331,650
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009		340,000	333,625
Vertis, Inc. 144A sub. notes 13 1/2s, 2009		120,000	98,400
			3,008,394

Restaurants (0.4%)
Domino's, Inc. sr. sub. notes 8 1/4s, 2011		80,000	83,200
Sbarro, Inc. company guaranty 11s, 2009		155,000	158,488
			241,688

Retail (2.4%)
Asbury Automotive Group, Inc. sr. sub. notes 8s, 2014		80,000	80,700
Autonation, Inc. company guaranty 9s, 2008		160,000	170,800
GSC Holdings Corp. 144A company guaranty 8s, 2012		140,000	139,650
Harry & David Holdings, Inc. company guaranty 9s, 2013		60,000	58,200
JC Penney Co., Inc. debs. 7 1/8s, 2023		90,000	101,711
JC Penney Co., Inc. notes 9s, 2012		20,000	23,475
JC Penney Co., Inc. notes 8s, 2010		5,000	5,446
Jean Coutu Group, Inc. sr. notes 7 5/8s, 2012 (Canada)		115,000	115,000
Jean Coutu Group, Inc. sr. sub. notes 8 1/2s, 2014 (Canada)		55,000	52,525
Movie Gallery, Inc. sr. unsecd. notes 11s, 2012		95,000	62,463
Neiman-Marcus Group, Inc. 144A sr. notes 9s, 2015		335,000	353,844
Rite Aid Corp. company guaranty 9 1/2s, 2011		100,000	105,000

Rite Aid Corp. company guaranty 7 1/2s, 2015	80,000	77,100
Rite Aid Corp. debs. 6 7/8s, 2013	5,000	4,200
Rite Aid Corp. sr. notes 9 1/4s, 2013	75,000	70,875
United Auto Group, Inc. company guaranty 9 5/8s, 2012	205,000	219,863
		1,640,852

Technology (4.6%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	130,000	137,800
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	143,000	135,493
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)	70,000	71,400
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	135,000	135,000
Freescale Semiconductor, Inc. sr. notes Ser. B, 7 1/8s, 2014	160,000	169,000
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	115,000	119,313
Iron Mountain, Inc. company guaranty 7 3/4s, 2015	125,000	126,563
Iron Mountain, Inc. company guaranty 6 5/8s, 2016	295,000	278,038
Lucent Technologies, Inc. debs. 6 1/2s, 2028	10,000	8,288
Lucent Technologies, Inc. debs. 6.45s, 2029	175,000	147,656
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011 (Cayman Islands)	65,000	54,275
Solectron Corp. 144A sr. sub. notes 8s, 2016	135,000	137,025
SunGard Data Systems, Inc. 144A sr. sub. notes 10 1/4s, 2015	192,000	201,360
SunGard Data Systems, Inc. 144A sr. unsecd. notes 9 1/8s, 2013	326,000	346,783
UGS Corp. company guaranty 10s, 2012	280,000	306,950
Unisys Corp. sr. notes 8s, 2012	145,000	141,375
Xerox Capital Trust I company guaranty 8s, 2027	130,000	134,550
Xerox Corp. notes Ser. MTN, 7.2s, 2016	80,000	85,200
Xerox Corp. sr. notes 7 5/8s, 2013	195,000	206,944
Xerox Corp. sr. notes 6 7/8s, 2011	180,000	186,075
		3,129,088

Textiles (0.8%)
Levi Strauss & Co. sr. notes 12 1/4s, 2012	205,000	234,213
Levi Strauss & Co. sr. notes 9 3/4s, 2015	190,000	202,350
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	75,000	77,250
		513,813

Tire & Rubber (0.5%)
Goodyear Tire & Rubber Co. (The) notes 8 1/2s, 2007	35,000	35,744
Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011	180,000	176,850
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015	130,000	130,650
		343,244

Transportation (0.9%)
Calair, LLC/Calair Capital Corp. company guaranty 8 1/8s, 2008	170,000	154,700
Kansas City Southern Railway Co. company guaranty 9 1/2s, 2008	200,000	215,500
Kansas City Southern Railway Co. company guaranty 7 1/2s, 2009	30,000	30,900
Navistar International Corp. company guaranty 6 1/4s, 2012	85,000	85,638
Navistar International Corp. company guaranty Ser. B, 9 3/8s, 2006	120,000	121,050
		607,788

Utilities & Power (6.8%)
AES Corp. (The) sr. notes 8 7/8s, 2011	13,000	14,105
AES Corp. (The) sr. notes 8 3/4s, 2008	4,000	4,200
AES Corp. (The) 144A sec. notes 9s, 2015	130,000	142,350
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	190,000	205,913
ANR Pipeline Co. debs. 9 5/8s, 2021	135,000	174,362
CMS Energy Corp. sr. notes 8.9s, 2008	130,000	138,775
CMS Energy Corp. sr. notes 8 1/2s, 2011	40,000	43,600
CMS Energy Corp. sr. notes 7 3/4s, 2010	30,000	31,575
Colorado Interstate Gas Co. debs. 6.85s, 2037	75,000	79,455
Colorado Interstate Gas Co. sr. notes 5.95s, 2015	20,000	19,729
Copano Energy, LLC 144A sr. notes 8 1/8s, 2016	60,000	62,100
Dynegy Holdings, Inc. 144A sec. notes 10 1/8s, 2013	240,000	270,000
Dynegy-Roseton Danskamme company guaranty Ser. A, 7.27s, 2010	65,000	66,138
Dynegy-Roseton Danskamme company guaranty Ser. B, 7.67s, 2016	100,000	102,750
El Paso Corp. notes 7 3/4s, 2010	40,000	41,750
El Paso Corp. sr. notes 8.05s, 2030	95,000	102,363
El Paso Corp. sr. notes 7 3/8s, 2012	65,000	67,438
El Paso Corp. sr. notes Ser. MTN, 7.8s, 2031	65,000	68,900
El Paso Natural Gas Co. debs. 8 5/8s, 2022	30,000	35,892
El Paso Production Holding Co. company guaranty 7 3/4s, 2013	275,000	290,125
Ferrellgas, LP/Finance sr. notes 6 3/4s, 2014	115,000	112,125
Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034	225,000	245,813
Mirant North America, LLC 144A sr. notes 7 3/8s, 2013	175,000	179,594
Mission Energy Holding Co. sec. notes 13 1/2s, 2008	135,000	155,588
Monongahela Power Co. 1st mtge. 6.7s, 2014	70,000	75,237
Nevada Power Co. 2nd mtge. 9s, 2013	55,000	60,817
Northwestern Corp. sec. notes 5 7/8s, 2014	270,000	271,393
NRG Energy, Inc. sr. notes 7 3/8s, 2016	365,000	375,950
Orion Power Holdings, Inc. sr. notes 12s, 2010	100,000	114,500
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013	85,000	88,304
SEMCO Energy, Inc. 144A sr. notes 7 3/4s, 2013	110,000	114,400
Sierra Pacific Power Co. general ref. mtge. 6 1/4s, 2012	25,000	25,500
Sierra Pacific Resources sr. notes 8 5/8s, 2014	125,000	136,417
Teco Energy, Inc. notes 7.2s, 2011	35,000	37,013
Teco Energy, Inc. notes 7s, 2012	55,000	57,750
Teco Energy, Inc. sr. notes 6 3/4s, 2015	10,000	10,500
Tennessee Gas Pipeline Co. debs. 7s, 2028	15,000	15,776
Tennessee Gas Pipeline Co. unsecd. notes 7 1/2s, 2017	30,000	32,971
Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026	120,000	130,650
Utilicorp Canada Finance Corp. company guaranty 7 3/4s, 2011 (Canada)	105,000	108,413
Utilicorp United, Inc. sr. notes 9.95s, 2011	75,000	83,438
Williams Cos., Inc. (The) notes 8 3/4s, 2032	25,000	30,250
Williams Cos., Inc. (The) notes 8 1/8s, 2012	25,000	27,375
Williams Cos., Inc. (The) notes 7 5/8s, 2019	95,000	104,500
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	45,000	45,113
York Power Funding 144A notes 12s, 2007 (Cayman Islands) (In default) (F)(NON)	65,719	5,481

		4,606,388

Waste Management (0.7%)
Allied Waste North America, Inc. company guaranty Ser. B, 8 1/2s, 2008	240,000	253,200
Browning-Ferris Industries, Inc. debs. 7.4s, 2035	80,000	74,000
Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008	145,000	145,000
		472,200

Total corporate bonds and notes (cost $61,282,292)		$61,510,530

CONVERTIBLE BONDS AND NOTES (2.2%)(a)

	Principal amount	Value

DRS Technologies, Inc. 144A cv. unsec. notes 2s, 2026	$190,000	$196,413
Kulicke & Soffa Industries, Inc. cv. sub. notes 0.5s, 2008	390,000	347,100
L-3 Communications Corp. 144A cv. bonds 3s, 2035	125,000	128,281
LIN Television Corp. cv. sr. sub. notes 2 1/2s, 2033	35,000	31,413
Manor Care, Inc. 144A cv. sr. notes 2 1/8s, 2035	25,000	26,031
Nash Finch Co. cv. sr. sub. notes stepped-coupon 1.631s (zero %, 3/15/13) 2035	375,000	151,875
Safeguard Scientifics, Inc. cv. sr. notes 2 5/8s, 2024	425,000	316,625
Sinclair Broadcast Group, Inc. cv. sr. sub. notes stepped-coupon 4 7/8s (2s, 1/15/11) 2018 (STP)	195,000	168,919
Wabash National Corp. cv. sr. notes 3 1/4s, 2008	60,000	69,825
WCI Communities, Inc. cv. sr. sub. notes 4s, 2023	60,000	65,100

Total convertible bonds and notes (cost $1,420,480)		$1,501,582

CONVERTIBLE PREFERRED STOCKS (2.0%)(a)

	Shares	Value

Chesapeake Energy Corp. Ser. *, $4.50 cum. cv. pfd	1,139	$103,507
Citigroup Funding, Inc. Ser. GNW, zero % cv. pfd.	5,160	162,488
Crown Castle International Corp. $3.125 cum. cv. pfd.	1,537	84,151
Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.	2,929	119,357
Freeport-McMoRan Copper & Gold, Inc. 5.5% cv. pfd.	121	137,759
Huntsman Corp. $2.50 cv. pfd.	6,062	270,517
Interpublic Group of Companies, Inc. 144A Ser. B, 5.25% cum. cv. pfd	207	203,119
Northrop Grumman Corp. Ser. B, $7.00 cum. cv. pfd.	2,225	289,250

Total convertible preferred stocks (cost $1,403,385)		$1,370,148

COMMON STOCKS (1.3%)(a)

	Shares	Value

Coinmach Service Corp. IDS (Income Deposit Securities)	20,176	$334,921
Comdisco Holding Co., Inc.	86	1,355
Compass Minerals International, Inc.	112	2,794
Contifinancial Corp. Liquidating Trust Units	505,286	158
Crown Castle International Corp. (NON)	235	7,367
Dobson Communications Corp. (NON)	338	2,447
iPCS, Inc. (NON)	3,684	173,516
Knology, Inc. (NON)	33	167
Northwestern Corp.	978	31,717
Samsonite Corp. (NON)	152,427	134,136
Sterling Chemicals, Inc. (NON)	10	100
Sun Healthcare Group, Inc. (NON)	178	1,136
USA Mobility, Inc.	40	1,153
VFB, LLC (acquired various dates from 12/21/99 to 10/27/00, cost $214,226) (F)(RES)(NON)	259,509	5,515
VS Holdings, Inc. (NON)	40,417	1
WHX Corp. (NON)	3,964	40,235
Williams Cos., Inc. (The)	5,325	114,860

Total common stocks (cost $2,006,960)		$851,578

UNITS (0.5%)(a) (cost $812,266)

	Units	Value

XCL Equity Units (F)	446	$303,881

PREFERRED STOCKS (0.4%)(a)

	Shares	Value

First Republic Capital Corp. 144A 10.50% pfd.	80	$88,000
Paxson Communications Corp. 14.25% cum. pfd. (PIK)	15	125,250
Rural Cellular Corp. Ser. B, 11.375% cum. pfd.	49	58,555

Total preferred stocks (cost $277,856)		$271,805

SENIOR LOANS (0.1%)(a)(c) (cost $82,272)

	Principal amount	Value

Olympus Cable Holdings, LLC bank term loan FRN Ser. B, 9 1/2s, 2010	$90,000	$88,345

FOREIGN GOVERNMENT BONDS AND NOTES (0.1%)(a) (cost $65,042)

	Principal amount	Value

Philippines (Republic of) bonds 9 1/2s, 2024	$60,000	$70,650

WARRANTS (--%)(a)(NON)
	Expiration date	Strike price	Warrants	Value
Dayton Superior Corp. 144A	6/15/09	$0.01	200	$2
MDP Acquisitions PLC 144A (Ireland)	10/01/13 EUR	.001	89	2,492
Mikohn Gaming Corp. 144A	8/15/08	$7.70	70	70
TravelCenters of America, Inc.	5/01/09	0.001	120	150
Ubiquitel, Inc. 144A	4/15/10	22.74	350	4

Total warrants (cost $23,549)				$2,718
SHORT-TERM INVESTMENTS (1.3%)(a) (cost $887,224)
			Shares	Value
Putnam Prime Money Market Fund (e)			887,224	$887,224

TOTAL INVESTMENTS
Total investments (cost $68,261,326) (b)				$66,858,461

FORWARD CURRENCY CONTRACTS TO BUY at 2/28/06 (aggregate face value $7,075) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation
Euro	$7,038	$7,075	3/15/06	$(37)

FORWARD CURRENCY CONTRACTS TO SELL at 2/28/06 (aggregate face value $1,822,684) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation
Euro	$1,836,315	$1,822,684	3/15/06	$(13,631)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 2/28/06 (Unaudited)

	Notional	Unrealized
	amount	appreciation
Agreement with Goldman Sachs International on September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.461% and the fund pays in the event of a credit default in one of the underlying
securities in the basket of BB CMBS securities.	$83,000	$512

Agreement with JPMorgan Chase Bank, N.A. on September 1, 2005, maturing on September 20,
2010, to pay quarterly 460 basis points times the notional amount. Upon a credit default event of
General Motors Acceptance Corp., the fund receives a payment of the proportional notional amount times the difference between the par value and the then market value of General Motors
Acceptance Corp.	140,000	303

Total		$815

NOTES

(a) Percentages indicated are based on net assets of $67,364,556.

(b) The aggregate identified cost on a tax basis is $68,496,757, resulting in gross unrealized appreciation and depreciation of $2,003,556 and $3,641,852, respectively, or net unrealized depreciation of $1,638,296.

(c) Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at February 28, 2006. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(DEF) Security is in default of principal and interest.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at February 28, 2006 was $237,175 or 0.4% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(R) Real Estate Investment Trust.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $36,763 for the period ended February 28, 2006. During the period ended February 28, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $16,263,055 and $16,458,677, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

At February 28, 2006, liquid assets totaling $223,000 have been designated as collateral for open swap contracts.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at February 28, 2006.

Security valuation Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Managed High Yield Trust

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 28, 2006